UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6623

        Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            03/31

Date of reporting period:         12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Select Tax-Free Income Portfolio (NXC)
	December 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.8%
$ 220	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$204,433
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
1,505	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue	6/12 at 100.00	BBB	1,482,079
	Bonds, Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23
4,045	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	2,616,063
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

5,770	Total Consumer Staples			4,302,575

	Education and Civic Organizations – 10.5%
1,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 1999P,	12/09 at 101.00	AAA	1,033,700
	5.000%, 12/01/23
45	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	44,201
	2005A, 5.000%, 10/01/35
1,000	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series	10/12 at 100.00	A2	1,044,790
	2002A, 5.500%, 10/01/32
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
35	5.000%, 11/01/21	11/15 at 100.00	A2	36,342
45	5.000%, 11/01/25	11/15 at 100.00	A2	45,918
3,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	3,138,210
	Institutes, Series 2001, 5.500%, 10/01/19
2,000	California State Public Works Board, Lease Revenue Bonds, University of California, UCLA	10/12 at 100.00	AAA	2,075,540
	Replacement Hospital Project, Series 2002A, 5.000%, 10/01/22 – FSA Insured
1,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	AAA	1,038,130
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
1,000	University of California, General Revenue Bonds, Series 2006J, 4.500%, 5/15/35 – FSA Insured	5/15 at 101.00	AAA	986,770

9,125	Total Education and Civic Organizations			9,443,601

	Health Care – 13.5%
445	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	438,183
	Series 2005, 5.000%, 11/15/34
110	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	106,864
	Series 2006, 5.000%, 4/01/37
2,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health Series 2007A,	11/16 at 100.00	AA–	2,586,134
	5.250%, 11/15/46 (UB)
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	2,040,620
	LLC, Series 2001A, 5.550%, 8/01/31
1,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	1,596,540
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
1,500	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue	11/09 at 102.00	A+	1,539,000
	Bonds, Mission Community Hospital, Series 2001, 5.375%, 11/01/26
1,515	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante	3/16 at 100.00	A+	1,455,688
	System, Series 2006, 5.000%, 3/01/41
545	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	549,469
	System, Series 2001C, 5.250%, 8/01/31
1,880	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Orthopaedic	6/08 at 100.50	AAA	1,902,278
	Hospital Foundation, Series 2000, 5.500%, 6/01/17 – AMBAC Insured

12,045	Total Health Care			12,214,776

	Housing/Multifamily – 0.8%
750	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	CCC	727,658
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured

	Housing/Single Family – 0.1%
145	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	154,563
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 2.0%
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	1,297,013
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	483,625
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

1,750	Total Industrials			1,780,638

	Long-Term Care – 2.8%
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A+	1,549,050
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
1,000	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	971,690
	Project, Series 2007, 5.250%, 12/01/27

2,500	Total Long-Term Care			2,520,740

	Tax Obligation/General – 22.1%
500	California, General Obligation Bonds, Series 2003, 5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	533,410
	California, General Obligation Bonds, Series 2004:
750	5.000%, 2/01/23	2/14 at 100.00	A+	769,133
800	5.125%, 4/01/25	4/14 at 100.00	A+	821,000
1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	1,062,980
	2002A, 5.000%, 8/01/21 – FGIC Insured
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding
	Bonds, School District Program, Series 1999A:
4,650	0.000%, 8/01/16 – MBIA Insured	No Opt. Call	AAA	3,271,182
1,750	0.000%, 2/01/17 – MBIA Insured	No Opt. Call	AAA	1,194,375
2,375	0.000%, 8/01/17 – MBIA Insured	No Opt. Call	AAA	1,587,213
2,345	0.000%, 2/01/18 – MBIA Insured	No Opt. Call	AAA	1,516,465
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General
	Obligation Capital Appreciation Bonds, Series 1995C:
1,015	0.000%, 5/01/17 – MBIA Insured	No Opt. Call	AAA	685,490
1,080	0.000%, 5/01/18 – MBIA Insured	No Opt. Call	AAA	690,908
100	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	104,321
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,220	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aaa	3,366,349
	Bonds, Series 2005, 5.000%, 7/01/27 – MBIA Insured
1,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	1,650,210
	Series 2003E, 5.250%, 7/01/24 – FSA Insured
2,565	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Series	9/15 at 100.00	AAA	2,690,454
	2005A, 5.000%, 9/01/26 – FSA Insured

23,650	Total Tax Obligation/General			19,943,490

	Tax Obligation/Limited – 19.5%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	AA	1,020,300
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
3,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections,	No Opt. Call	AAA	4,108,366
	Calipatria State Prison, Series 1991A, 6.500%, 9/01/17 – MBIA Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	1,077,900
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/23
660	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	716,912
120	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	123,808
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
360	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	368,712
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	AAA	1,021,700
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
1,050	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement	6/15 at 100.00	AAA	1,070,244
	Revenue Bonds, Series 2005A, Residual Series 1500, 7.510%, 6/01/45 – AMBAC Insured (IF)
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
60	5.000%, 9/01/26	9/16 at 100.00	N/R	56,622
135	5.125%, 9/01/36	9/16 at 100.00	N/R	125,618
215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	Aaa	218,337
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,300	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,298,128
	Ranch, Series 2004A, 5.625%, 8/15/34
105	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	106,226
	2005A, 5.000%, 9/01/35 – XLCA Insured
130	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	133,076
	8/01/25 – AMBAC Insured
605	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	682,972
	5.400%, 11/01/20 – MBIA Insured
3,000	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AAA	3,189,810
	6/01/21 – MBIA Insured
225	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AAA	228,791
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
1,000	Santa Clara County Board of Education, California, Certificates of Participation, Series 2002,	4/12 at 101.00	AAA	1,039,670
	5.000%, 4/01/25 – MBIA Insured
1,000	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	Aaa	1,032,230
	Series 2006, 5.000%, 9/01/26 – FGIC Insured

16,465	Total Tax Obligation/Limited			17,619,422

	Transportation – 5.3%
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	BBB–	1,032,608
	1995A, 5.000%, 1/01/35
3,500	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%,	8/11 at 100.00	AAA	3,728,865
	8/01/17 – AMBAC Insured (Alternative Minimum Tax)

4,650	Total Transportation			4,761,473

	U.S. Guaranteed – 14.8% (4)
400	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	8/12 at 100.00	AA (4)	430,900
	Bonds, Series 2002A, 5.000%, 8/01/26 (Pre-refunded 8/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,000	5.750%, 5/01/17 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,224,320
2,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,174,100
2,600	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/11 at 100.00	A2 (4)	2,797,054
	2002, 5.250%, 11/01/21 (Pre-refunded 11/01/11)
800	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	A+ (4)	877,776
1,400	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	1,541,890
	Asset-Backed Bonds, Series 2003B, 5.500%, 6/01/33 (Pre-refunded 6/01/13)
2,000	North Orange County Community College District, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	2,170,020
	2002A, 5.000%, 8/01/22 (Pre-refunded 8/01/12) – MBIA Insured
1,000	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 (Pre-refunded	11/12 at 100.00	AAA	1,092,250
	11/01/12) – FGIC Insured

12,200	Total U.S. Guaranteed			13,308,310

	Utilities – 2.4%
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	644,484
	2007A, 5.500%, 11/15/37
200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	212,066
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
215	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	220,463
	9/01/31 – XLCA Insured
1,010	Turlock Irrigation District, California, Revenue Refunding Bonds, Series 1992A, 6.250%,	No Opt. Call	Aaa	1,068,257
	1/01/12 – MBIA Insured

2,070	Total Utilities			2,145,270

	Water and Sewer – 2.5%
150	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	155,478
	5.000%, 4/01/36 – MBIA Insured
250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	260,895
	2006, 5.000%, 12/01/31 – FGIC Insured
825	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	BBB	840,205
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24
1,000	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	BBB+	1,006,810
	Project, Series 2003, 5.625%, 7/01/43

2,225	Total Water and Sewer			2,263,388

$ 93,345	Total Investments (cost $88,070,170) – 101.1%			91,185,904

	Floating Rate Obligations – (1.9)%			(1,700,000)

	Other Assets Less Liabilities – 0.8%			733,670

	Net Assets – 100%			$90,219,574

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
Shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of December 31,
2007. During December 2007, at least one rating agency reduced the rating for ACA bonds to CCC.
Subsequent to December 31, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for FGIC-insured bonds to A3. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $86,367,654.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$3,908,294
Depreciation	(790,044)

Net unrealized appreciation (depreciation) of investments	$3,118,250

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         February 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        February 29, 2008

* Print the name and title of each signing officer under his or her signature.